Consolidated statement of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statement of comprehensive income
Net income (loss)	€ (83,913)	€ (175,655)	€ 215,510
Items which are not re-classified to the income statement
Remeasurement of defined benefit obligation	(51)	1,420	664
Revaluation of equity investments	(1,080)	(11,729)
Taxes	13	(357)	7
Items which have to be re-classified to the income statement at a later date
Foreign currency translation	(1,760)	(598)	26,091
Revaluation and disposal of other short-term investments measured at fair value through other comprehensive income	10,056	(13,500)	(1,878)
Taxes	(419)
Other comprehensive income (loss)	6,759	(24,764)	24,884
Total comprehensive income (loss)	€ (77,153)	€ (200,419)	€ 240,394